Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,756,542
Charge for the year	422,859	$ 59,683	¥ 420,277	¥ 431,567
Impairment loss	3,950	558	30,173	20,845
Ending balance	4,210,444	594,267	3,756,542
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,376,636		8,071,881
Additions	918,280		405,895
Disposals	(29,167)		(40,030)
Transfers	0
Write-off	(248,068)		(65,305)
Translation difference	3,026		4,195
Ending balance	9,020,638		8,376,636	8,071,881
Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,376,567
Effects of adopting IFRS 16	(69)
Ending balance			8,376,567
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,620,094		4,247,863
Charge for the year	453,219		440,965
Disposals	(23,895)		(35,613)
Write-off	(243,931)		(64,040)
Impairment loss	3,950		30,173
Translation difference	784		746
Ending balance	4,810,194		4,620,094	4,247,863
Accumulated depreciation, amortization and impairment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,620,067
Effects of adopting IFRS 16	(27)
Ending balance			4,620,067
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,931
Ending balance	14,323	2,021	13,931
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,430		13,993
Additions	0
Disposals	0
Transfers	0
Write-off	0
Translation difference	406		437
Ending balance	14,836		14,430	13,993
Freehold land [member] | Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,430
Ending balance			14,430
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	499		484
Translation difference	14		15
Ending balance	513		499	484
Freehold land [member] | Accumulated depreciation, amortization and impairment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	499
Ending balance			499
Leasehold land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,574,225
Ending balance	1,527,287	215,563	1,574,225
Leasehold land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,342,545		2,322,868
Additions	14,851		2,971
Disposals	(762)		(2,203)
Transfers	45,412		16,845
Write-off	(27,911)		(185)
Translation difference	1,955		2,249
Ending balance	2,376,090		2,342,545	2,322,868
Leasehold land, buildings and improvements [member] | Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,342,545
Ending balance			2,342,545
Leasehold land, buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	768,320		691,450
Charge for the year	105,818		77,783
Disposals	(284)		(1,005)
Write-off	(25,376)		(183)
Translation difference	325		275
Ending balance	848,803		768,320	691,450
Leasehold land, buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	768,320
Ending balance			768,320
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	470,188
Ending balance	1,037,035	146,368	470,188
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	470,188		281,096
Additions	884,145		359,574
Disposals	0		(2,258)
Transfers	(317,294)		(167,900)
Write-off	0		(1,056)
Translation difference	(4)		732
Ending balance	1,037,035		470,188	281,096
Construction in progress [member] | Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	470,188
Ending balance			470,188
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			1,055
Write-off			(1,055)
Ending balance				1,055
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,592,718
Ending balance	1,545,272	218,102	1,592,718
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,238,702		5,156,834
Additions	4,260		12,465
Disposals	(15,468)		(26,142)
Transfers	268,896		151,055
Write-off	(211,589)		(55,709)
Translation difference	221		199
Ending balance	5,285,022		5,238,702	5,156,834
Plant and machinery [member] | Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,238,702
Ending balance			5,238,702
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,645,984		3,358,712
Charge for the year	311,402		338,132
Disposals	(11,467)		(26,471)
Write-off	(210,253)		(54,686)
Impairment loss	3,950		30,173
Translation difference	134		124
Ending balance	3,739,750		3,645,984	3,358,712
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,645,984
Ending balance			3,645,984
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,537
Ending balance	43,444	6,132	59,537
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	193,088		179,954
Additions	6,763		20,671
Disposals	(902)		(4,510)
Transfers	2,986
Write-off	(7,126)		(3,512)
Translation difference	414		485
Ending balance	195,154		193,088	179,954
Office furniture, fittings and equipment [member] | Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	193,019
Effects of adopting IFRS 16	(69)
Ending balance			193,019
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,551		121,526
Charge for the year	25,324		18,832
Disposals	(547)		(3,582)
Write-off	(6,883)		(3,512)
Translation difference	292		287
Ending balance	151,710		133,551	121,526
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,524
Effects of adopting IFRS 16	(27)
Ending balance			133,524
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,943
Ending balance	43,083	$ 6,081	45,943
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,683		117,136
Additions	8,261		10,214
Disposals	(12,035)		(4,917)
Transfers	0
Write-off	(1,442)		(4,843)
Translation difference	34		93
Ending balance	112,501		117,683	117,136
Motor and transport vehicles [member] | Cost [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,683
Ending balance			117,683
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,740		74,636
Charge for the year	10,675		6,218
Disposals	(11,597)		(4,555)
Write-off	(1,419)		(4,604)
Translation difference	19		45
Ending balance	69,418		71,740	¥ 74,636
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 71,740
Ending balance			¥ 71,740